Average Annual Total Returns			12 Months Ended	60 Months Ended
		Nov. 13, 2026	Dec. 31, 2025	Dec. 31, 2025
ETF Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.21%	8.29%	1.48%
ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.57%	6.14%	(0.23%)
ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.97%	4.87%	0.38%
Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	(0.02%)	7.30%	(0.36%)

[1]	As of December 31, 2025, the ETF Class Shares of the Fund had not yet commenced operations. Performance shown is from the Fund’s Institutional Class shares, which is a mutual fund class of shares and not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses. Performance has not been adjusted to reflect the lower expenses of ETF Class shares. ETF Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that ETF Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Bloomberg U.S. Aggregate Bond Index since inception return is calculated using 06/10/2020, which is the date the Fund commenced operations.